Columbia Variable Portfolio – Strategic Income Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 11.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	253,484	253,523
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	172,563	173,005
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	750,000	756,832
Series 2024-A Class A
02/15/2029	5.610%	500,000	503,697
Series 2024-X2 Class B
12/17/2029	5.330%	250,000	251,014
Series 2024-X2 Class C
12/17/2029	5.620%	200,000	201,148
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.382%	506,398	505,720
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	5.505%	266,361	266,383
ARAIT(a),(b),(c)
Series 2025-1 Class A
1-month Term SOFR + 2.350% Floor 3.000% 03/29/2029	6.662%	800,000	800,000
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.434%	200,000	198,720
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.382%	234,255	234,138
Series 2015-4A Class A3RR
3-month Term SOFR + 1.400% Floor 1.400% 10/15/2030	5.702%	750,000	748,888
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.373%	344,623	344,340
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	11.055%	250,000	242,981
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.814%	250,000	247,232
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.390%	797,894	796,555
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	320,749	321,446
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	294,644	294,559
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	248,164	248,629
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	103,753	103,953
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.534%	259,804	259,810
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	230,762	231,150
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	700,000	703,163
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	434,004	434,593
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	556,912	559,170
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	491,545	492,391

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	6.153%	750,000	751,768
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.843%	400,000	399,808
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	89,073	89,919
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	202,633	203,756
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	11.055%	300,000	297,388
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.529%	232,065	232,084
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	400,000	401,097
Series 2025-1 Class B
07/15/2032	5.628%	260,000	261,508
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	499,958	503,780
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	549,953	553,714
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	396,668	401,030
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	399,295	405,428
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	255,480	259,654
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	408,447	409,731
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	529,946	530,513
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	399,939	400,612
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	499,923	501,026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	301,427	305,653
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	367,826	373,250
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	339,355	345,651
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	9,894	9,887
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	141,606	142,015
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	399,997	405,555
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	149,521	149,829
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	499,872	506,552
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	911,528	922,196
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	379,564	387,016
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	7.625%	40,115	40,172
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	243,033	243,715
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	200,000	200,847
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	376,641	382,649
Series 2024-3A Class A
03/25/2033	5.281%	529,569	530,287
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	310,058	313,249
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	104,683	105,127
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	69,240	69,278
Series 2024-5 Class A2
09/15/2027	4.880%	239,940	240,013
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	87,948	87,996
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	45,361	45,568
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	25,455	25,413
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	430,936	431,624
Total Asset-Backed Securities — Non-Agency (Cost $22,960,071)			23,039,398

Commercial Mortgage-Backed Securities - Non-Agency 0.3%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	278,594
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	158,274
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.585%	150,000	147,752
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $974,984)			584,620

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
Fairlane Management Corp.(c),(e),(f)	2,000	—
Total Financials		—
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(f)	415	2,628
Avaya Holdings Corp.(f)	1,975	12,508
Total		15,136
Total Information Technology		15,136
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials —%
Containers & Packaging —%
Flint Group Packaging(c),(e),(f)	95,393	0
Total Materials		0
Total Common Stocks (Cost $37,344)		15,136

Corporate Bonds & Notes 33.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	38,000	38,389
03/15/2033	6.250%	38,000	38,471
BAE Systems PLC(a)
03/26/2029	5.125%	211,000	213,969
02/15/2031	1.900%	460,000	391,539
Boeing Co. (The)
08/01/2059	3.950%	520,000	354,091
Bombardier, Inc.(a)
04/15/2027	7.875%	13,000	13,039
07/01/2031	7.250%	37,000	37,169
06/01/2032	7.000%	37,000	36,879
L3Harris Technologies, Inc.
07/31/2033	5.400%	106,000	107,297
Lockheed Martin Corp.
08/15/2034	4.800%	111,000	109,278
Northrop Grumman Corp.
02/01/2029	4.600%	355,000	356,179
Raytheon Technologies Corp.
03/15/2027	3.500%	326,000	320,188
03/15/2032	2.375%	219,000	186,339
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	27,000	28,865
11/15/2030	9.750%	59,000	65,195
TransDigm, Inc.(a)
08/15/2028	6.750%	94,000	95,426
03/01/2029	6.375%	171,000	172,829
03/01/2032	6.625%	152,000	153,913
01/15/2033	6.000%	43,000	42,302
Total			2,761,357
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	62,000	60,695
American Airlines, Inc.(a)
05/15/2029	8.500%	91,000	92,392

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	66,672	66,476
04/20/2029	5.750%	184,729	180,713
Total			400,276
Automotive 0.6%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	20,000	18,656
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	57,000	55,346
10/01/2029	5.000%	42,000	36,192
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	73,000	74,047
02/15/2030	6.750%	56,000	56,574
Ford Motor Credit Co. LLC
06/16/2025	5.125%	112,000	111,914
11/13/2025	3.375%	40,000	39,515
05/28/2027	4.950%	235,000	231,693
08/17/2027	4.125%	74,000	71,484
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	81,000	75,158
IHO Verwaltungs GmbH(a),(g)
11/15/2030	7.750%	56,000	55,207
11/15/2032	8.000%	138,000	132,391
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	7,000	6,998
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	56,000	53,976
04/23/2032	6.875%	156,000	144,510
Total			1,163,661
Banking 3.8%
Ally Financial, Inc.(h)
Subordinated
01/17/2040	6.646%	39,000	37,766
Bank of America Corp.(h)
07/21/2032	2.299%	327,000	279,329
10/20/2032	2.572%	1,479,000	1,275,602
02/04/2033	2.972%	440,000	385,791
Subordinated
09/21/2036	2.482%	29,000	24,146
Citigroup, Inc.(h)
06/03/2031	2.572%	276,000	245,786
01/25/2033	3.057%	521,000	456,054
Goldman Sachs Group, Inc. (The)(h)
01/28/2031	5.207%	864,000	875,710
07/21/2032	2.383%	212,000	181,534
10/21/2032	2.650%	3,000	2,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(h)
11/19/2030	5.286%	246,000	248,640
03/03/2031	5.130%	206,000	206,642
05/24/2032	2.804%	230,000	200,974
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	436,000	439,929
10/22/2030	4.603%	20,000	19,850
01/24/2031	5.140%	129,000	131,064
11/08/2032	2.545%	437,000	377,994
Morgan Stanley(h)
10/18/2030	4.654%	644,000	638,823
01/15/2031	5.230%	397,000	403,291
Subordinated
09/16/2036	2.484%	345,000	285,729
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	72,000	79,602
Royal Bank of Canada(h)
10/18/2030	4.650%	202,000	200,363
02/04/2031	5.153%	113,000	114,383
US Bancorp(h)
06/12/2034	5.836%	123,000	127,005
Wells Fargo & Co.(h)
01/24/2031	5.244%	114,000	115,885
Total			7,354,484
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	74,000	72,788
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	145,000	148,635
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	108,000	116,061
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	131,000	128,282
Focus Financial Partners LLC(a)
09/15/2031	6.750%	93,000	91,700
Hightower Holding LLC(a)
04/15/2029	6.750%	137,000	132,447
01/31/2030	9.125%	104,000	107,005
Total			796,918
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	157,000	150,144
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	45,000	44,959
05/15/2029	4.125%	26,000	26,182
08/01/2030	6.500%	43,000	45,258
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(a)
01/15/2028	5.000%	76,000	73,931
Masterbrand, Inc.(a)
07/15/2032	7.000%	18,000	17,990
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	152,000	152,809
03/01/2033	6.750%	57,000	56,805
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	25,000	25,011
Standard Industries, Inc.(a)
01/15/2028	4.750%	125,000	121,022
White Cap Buyer LLC(a)
10/15/2028	6.875%	153,000	146,980
Total			861,091
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	138,000	135,889
02/01/2028	5.000%	79,000	76,651
03/01/2030	4.750%	207,000	191,821
08/15/2030	4.500%	147,000	133,849
02/01/2031	4.250%	131,000	116,063
03/01/2031	7.375%	19,000	19,309
02/01/2032	4.750%	115,000	102,109
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	206,000	179,101
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	40,000	33,066
Comcast Corp.
03/01/2026	3.150%	184,000	181,816
CSC Holdings LLC(a)
01/15/2030	5.750%	69,000	36,582
12/01/2030	4.125%	131,000	94,970
12/01/2030	4.625%	148,000	73,018
02/15/2031	3.375%	187,000	133,534
11/15/2031	5.000%	64,000	31,165
DISH DBS Corp.
07/01/2026	7.750%	52,000	44,917
07/01/2028	7.375%	24,000	17,069
06/01/2029	5.125%	39,000	25,358
DISH DBS Corp.(a)
12/01/2026	5.250%	41,000	37,666
12/01/2028	5.750%	92,000	77,682
DISH Network Corp.(a)
11/15/2027	11.750%	177,000	186,492
EchoStar Corp.
11/30/2029	10.750%	90,430	95,056
EchoStar Corp.(g)
11/30/2030	6.750%	92,714	84,160
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	84,000	81,396
07/15/2028	4.000%	110,000	102,528
07/01/2030	4.125%	78,000	69,360
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	69,044
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	36,000	34,104
VZ Secured Financing BV(a)
01/15/2032	5.000%	154,000	133,733
Ziggo BV(a)
01/15/2030	4.875%	102,000	93,420
Total			2,690,928
Chemicals 1.3%
Ashland LLC(a)
09/01/2031	3.375%	156,000	134,179
Avient Corp.(a)
08/01/2030	7.125%	47,000	48,008
11/01/2031	6.250%	37,000	36,668
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	54,000	55,825
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	33,000	30,232
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	53,000	52,087
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	324,000	277,941
Celanese US Holdings LLC
04/15/2030	6.500%	22,000	21,845
07/15/2032	6.629%	29,000	29,786
04/15/2033	6.750%	146,000	141,773
11/15/2033	6.950%	71,000	74,204
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	15,000	15,015
Element Solutions, Inc.(a)
09/01/2028	3.875%	96,000	90,409
HB Fuller Co.
10/15/2028	4.250%	86,000	81,574
Herens Holdco Sarl(a)
05/15/2028	4.750%	87,000	78,352
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	44,000	43,946
INEOS Finance PLC(a)
04/15/2029	7.500%	112,000	111,566
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	143,000	148,508

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%	76,000	70,953
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	125,350	130,207
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	125,000	115,489
11/15/2028	9.750%	98,000	101,848
10/01/2029	6.250%	108,000	94,988
06/15/2031	7.250%	121,000	119,069
SPCM SA(a)
03/15/2027	3.125%	4,000	3,812
WR Grace Holdings LLC(a)
06/15/2027	4.875%	124,000	120,073
08/15/2029	5.625%	196,000	168,670
03/01/2031	7.375%	46,000	45,986
Total			2,443,013
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	169,000	169,663
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	21,000	20,947
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	49,821
06/15/2029	6.625%	56,000	56,225
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	71,000	72,580
03/15/2031	7.750%	18,000	18,833
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	16,789
Total			404,858
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	143,000	130,554
12/01/2028	6.125%	128,000	112,491
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	73,573
Match Group, Inc.(a)
06/01/2028	4.625%	156,000	149,708
Total			466,326
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	42,000	43,496
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	127,000	115,949
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	23,000	23,143
05/15/2030	6.375%	27,000	26,316
05/15/2032	6.625%	65,000	63,306
Newell, Inc.(h)
04/01/2026	5.700%	16,000	15,979
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	55,000	48,201
Total			336,390
Diversified Manufacturing 1.2%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	18,000	17,890
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,215,872
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	38,414
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	155,000	155,287
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	47,000	47,261
Esab Corp.(a)
04/15/2029	6.250%	35,000	35,526
Gates Corp. (The)(a)
07/01/2029	6.875%	56,000	57,008
Madison IAQ LLC(a)
06/30/2028	4.125%	48,000	45,287
06/30/2029	5.875%	121,000	114,303
Resideo Funding, Inc.(a)
09/01/2029	4.000%	84,000	76,682
07/15/2032	6.500%	79,000	78,884
Vertical Holdco GmbH(a)
07/15/2028	7.625%	76,000	76,114
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	45,000	44,215
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	39,000	39,191
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	97,000	98,246
03/15/2029	6.375%	64,000	64,799
03/15/2032	6.625%	83,000	84,242
Total			2,289,221
Electric 1.9%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	298,542
Alpha Generation LLC(a)
10/15/2032	6.750%	46,000	46,032
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	81,000	78,423
Calpine Corp.(a)
02/15/2028	4.500%	59,000	57,211
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	76,000	73,641
02/15/2031	3.750%	261,000	229,621
01/15/2032	3.750%	62,000	53,149
DTE Energy Co.
07/01/2027	4.950%	270,000	272,113
Edison International
11/15/2028	5.250%	226,000	222,905
Exelon Corp.
03/15/2052	4.100%	15,000	11,534
03/15/2053	5.600%	97,000	93,396
FirstEnergy Corp.
03/01/2050	3.400%	80,000	54,315
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	41,000	36,128
Long Ridge Energy LLC(a)
02/15/2032	8.750%	98,000	94,768
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	19,000	18,288
09/15/2027	4.500%	246,000	229,191
01/15/2029	7.250%	135,000	133,067
NRG Energy, Inc.
01/15/2028	5.750%	28,000	27,969
NRG Energy, Inc.(a)
06/15/2029	5.250%	57,000	55,550
07/15/2029	5.750%	88,000	86,599
02/15/2032	3.875%	16,000	14,080
02/01/2033	6.000%	59,000	57,496
11/01/2034	6.250%	76,000	74,839
Pacific Gas and Electric Co.
07/01/2050	4.950%	520,000	433,594
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	38,111
PG&E Corp.
07/01/2028	5.000%	31,000	30,181
PG&E Corp.(h)
03/15/2055	7.375%	57,000	56,189
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	59,000	57,082
01/15/2030	4.750%	148,000	137,393
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	88,000	88,015
02/15/2027	5.625%	75,000	74,751
07/31/2027	5.000%	24,000	23,660
05/01/2029	4.375%	60,000	56,982
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/2031	7.750%	116,000	121,536
04/15/2032	6.875%	43,000	43,840
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	76,000	74,746
03/15/2033	8.625%	141,000	136,872
Total			3,691,809
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	56,000	53,231
01/15/2031	6.750%	96,000	98,936
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	95,000	95,620
Total			247,787
Finance Companies 0.9%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	84,000	86,091
04/15/2029	6.875%	41,000	41,624
03/15/2030	5.875%	69,000	68,268
Navient Corp.
06/25/2025	6.750%	58,000	58,069
03/15/2027	5.000%	41,000	40,208
03/15/2029	5.500%	36,000	34,069
03/15/2031	11.500%	53,000	59,229
08/01/2033	5.625%	87,000	74,976
OneMain Finance Corp.
05/15/2029	6.625%	104,000	104,331
03/15/2030	7.875%	76,000	78,784
09/15/2030	4.000%	50,000	44,129
05/15/2031	7.500%	56,000	56,972
11/15/2031	7.125%	27,000	27,195
03/15/2032	6.750%	79,000	77,529
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	152,000	155,731
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	82,000	73,574
10/15/2033	4.000%	486,000	416,753
Springleaf Finance Corp.
11/15/2029	5.375%	6,000	5,713
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	38,000	37,365
04/15/2029	5.500%	59,000	56,864
UWM Holdings LLC(a)
02/01/2030	6.625%	58,000	57,451
Total			1,654,925

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.6%
Bacardi Ltd.(a)
05/15/2028	4.700%	104,000	103,515
05/15/2048	5.300%	520,000	457,463
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	710,000	695,611
Chobani Holdco II LLC(a),(g)
10/01/2029	8.750%	89,000	97,206
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	22,000	22,662
Constellation Brands, Inc.
08/01/2029	3.150%	130,000	121,291
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	69,245
General Mills, Inc.
01/30/2027	4.700%	144,000	144,495
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	35,173
01/31/2030	4.125%	45,000	41,931
Mars, Inc.(a)
05/01/2055	5.700%	366,000	365,394
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	177,000	178,596
Performance Food Group, Inc.(a)
09/15/2032	6.125%	36,000	35,854
Post Holdings, Inc.(a)
04/15/2030	4.625%	28,000	26,145
09/15/2031	4.500%	104,000	94,211
02/15/2032	6.250%	56,000	56,355
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	96,000	95,770
04/30/2029	4.375%	96,000	91,791
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	137,000	127,124
US Foods, Inc.(a)
09/15/2028	6.875%	47,000	48,298
02/15/2029	4.750%	61,000	58,850
06/01/2030	4.625%	94,000	89,231
01/15/2032	7.250%	44,000	45,769
Total			3,101,980
Gaming 0.6%
Boyd Gaming Corp.
12/01/2027	4.750%	58,000	56,784
Boyd Gaming Corp.(a)
06/15/2031	4.750%	40,000	36,898
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	112,000	113,387
02/15/2032	6.500%	74,000	73,809
10/15/2032	6.000%	62,000	57,902
Churchill Downs, Inc.(a)
01/15/2028	4.750%	61,000	59,259
05/01/2031	6.750%	33,000	33,250
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	29,000	29,132
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	11,000	11,270
MGM Resorts International
09/01/2026	4.625%	66,000	65,188
09/15/2029	6.125%	56,000	55,447
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	133,000	124,945
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	11,000	10,854
07/01/2029	4.125%	61,000	54,162
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	118,000	116,120
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	181,000	170,660
Scientific Games International, Inc.(a)
11/15/2029	7.250%	61,000	61,983
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	19,000	18,529
Total			1,149,579
Health Care 2.2%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	38,000	37,022
04/15/2029	5.000%	120,000	113,509
03/15/2033	7.375%	98,000	98,038
Avantor Funding, Inc.(a)
07/15/2028	4.625%	29,000	28,005
11/01/2029	3.875%	144,000	132,935
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	74,000	76,656
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	17,000	16,256
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	81,000	77,383
04/15/2029	6.875%	65,000	42,071
05/15/2030	5.250%	124,000	102,257
02/15/2031	4.750%	68,000	53,715
01/15/2032	10.875%	27,000	26,692
Cigna Corp.
03/15/2050	3.400%	68,000	45,855
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Group (The)
02/15/2054	5.600%	68,000	64,801
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	74,000	75,292
CVS Health Corp.
03/25/2038	4.780%	630,000	566,513
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	600,000	615,914
HCA, Inc.
09/01/2030	3.500%	951,000	882,406
IQVIA, Inc.(a)
10/15/2026	5.000%	16,000	15,884
05/15/2027	5.000%	61,000	60,187
LifePoint Health, Inc.(a)
10/15/2030	11.000%	4,000	4,355
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	64,000	64,852
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	81,000	75,692
10/01/2029	5.250%	186,000	178,503
Select Medical Corp.(a)
12/01/2032	6.250%	96,000	93,609
Star Parent, Inc.(a)
10/01/2030	9.000%	197,000	194,715
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	94,000	92,852
Tenet Healthcare Corp.
02/01/2027	6.250%	102,000	102,028
11/01/2027	5.125%	98,000	96,554
06/15/2028	4.625%	65,000	62,709
10/01/2028	6.125%	74,000	73,649
01/15/2030	4.375%	165,000	154,754
Total			4,325,663
Healthcare Insurance 0.8%
Centene Corp.
10/15/2030	3.000%	1,302,000	1,139,140
03/01/2031	2.500%	396,000	334,149
08/01/2031	2.625%	7,000	5,890
Total			1,479,179
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	110,000	105,960
04/01/2029	4.750%	39,000	36,972
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	51,877
Total			194,809
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.9%
Baytex Energy Corp.(a)
04/30/2030	8.500%	25,000	25,429
03/15/2032	7.375%	114,000	109,800
Civitas Resources, Inc.(a)
07/01/2028	8.375%	28,000	28,925
11/01/2030	8.625%	41,000	42,301
07/01/2031	8.750%	48,000	49,378
CNX Resources Corp.(a)
01/15/2029	6.000%	88,000	86,774
03/01/2032	7.250%	54,000	54,932
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	207,000	204,460
Comstock Resources, Inc.(a)
03/01/2029	6.750%	32,000	31,165
01/15/2030	5.875%	16,000	15,104
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	63,000	64,008
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	32,000	31,934
02/01/2029	5.750%	75,000	72,543
11/01/2033	8.375%	73,000	74,802
02/15/2035	7.250%	160,000	152,959
Matador Resources Co.(a)
04/15/2028	6.875%	35,000	35,382
04/15/2032	6.500%	94,000	93,258
04/15/2033	6.250%	76,000	74,262
Occidental Petroleum Corp.
08/01/2027	5.000%	104,000	104,398
10/01/2054	6.050%	124,000	116,358
Permian Resources Operating LLC(a)
01/15/2032	7.000%	115,000	117,764
02/01/2033	6.250%	58,000	57,814
SM Energy Co.(a)
08/01/2029	6.750%	58,000	57,194
08/01/2032	7.000%	81,000	79,721
Total			1,780,665
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	500,000	508,090
Leisure 0.7%
Boyne USA, Inc.(a)
05/15/2029	4.750%	22,000	20,732
Carnival Corp.(a)
03/01/2026	7.625%	55,000	55,008
08/01/2028	4.000%	11,000	10,516
05/01/2029	6.000%	96,000	95,358
08/15/2029	7.000%	58,000	60,605

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/2030	5.750%	87,000	86,644
02/15/2033	6.125%	83,000	81,775
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	16,000	15,779
10/01/2028	6.500%	29,000	29,119
Cinemark USA, Inc.(a)
08/01/2032	7.000%	25,000	25,249
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	109,000	108,810
NCL Corp., Ltd.(a)
03/15/2026	5.875%	7,000	6,984
02/15/2027	5.875%	23,000	22,953
02/01/2032	6.750%	69,000	68,215
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	63,000	62,981
09/30/2031	5.625%	68,000	66,802
03/15/2032	6.250%	29,000	29,275
02/01/2033	6.000%	89,000	89,056
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	189,000	189,549
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	90,000	90,767
Vail Resorts, Inc.(a)
05/15/2032	6.500%	48,000	48,544
Viking Cruises Ltd.(a)
09/15/2027	5.875%	55,000	54,707
02/15/2029	7.000%	3,000	3,010
07/15/2031	9.125%	88,000	93,995
Total			1,416,433
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	17,000	17,273
Met Tower Global Funding(a)
04/12/2029	5.250%	321,000	328,528
Metropolitan Life Global Funding I(a)
01/09/2030	4.900%	95,000	95,820
Total			441,621
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
04/01/2032	6.125%	93,000	93,296
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	44,000	38,665
01/15/2032	6.625%	115,000	114,081
Total			246,042
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.9%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	61,000	52,359
09/15/2028	9.000%	35,000	36,020
06/01/2029	7.500%	147,000	121,379
04/01/2030	7.875%	92,000	90,270
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	32,000	30,969
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	42,901	34,391
05/01/2030	10.875%	22,263	11,071
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	57,000	57,585
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	79,000	77,444
01/15/2029	4.250%	15,000	13,894
03/15/2030	4.625%	78,000	71,236
02/15/2031	7.375%	21,000	21,868
Playtika Holding Corp.(a)
03/15/2029	4.250%	54,000	47,654
Roblox Corp.(a)
05/01/2030	3.875%	140,000	127,482
Snap, Inc.(a)
03/01/2033	6.875%	95,000	95,030
Univision Communications, Inc.(a)
08/15/2028	8.000%	59,000	59,252
05/01/2029	4.500%	90,000	79,533
Warnermedia Holdings, Inc.
03/15/2027	3.755%	169,000	164,839
03/15/2062	5.391%	713,000	514,629
Total			1,706,905
Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	29,000	29,846
Allegheny Technologies, Inc.
12/01/2027	5.875%	31,000	30,794
10/01/2029	4.875%	16,000	15,236
10/01/2031	5.125%	63,000	59,131
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	29,000	28,400
Constellium SE(a)
06/15/2028	5.625%	88,000	85,340
04/15/2029	3.750%	127,000	115,280
08/15/2032	6.375%	97,000	94,759
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	36,000	35,449
04/01/2029	6.125%	143,000	142,537
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	142,000	125,661
Novelis Corp.(a)
11/15/2026	3.250%	28,000	27,103
01/30/2030	4.750%	120,000	111,635
08/15/2031	3.875%	88,000	76,453
Novelis, Inc.(a)
01/30/2030	6.875%	29,000	29,340
Total			1,006,964
Midstream 2.2%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	52,000	52,886
CNX Midstream Partners LP(a)
04/15/2030	4.750%	162,000	151,160
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	178,000	184,329
DT Midstream, Inc.(a)
06/15/2029	4.125%	72,000	67,796
06/15/2031	4.375%	82,000	75,541
Enbridge, Inc.
04/05/2027	5.250%	240,000	243,087
EQM Midstream Partners LP(a)
01/15/2029	4.500%	38,000	36,846
04/01/2029	6.375%	36,000	36,734
01/15/2031	4.750%	119,000	114,285
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	624,000	525,874
09/30/2040	3.250%	200,000	156,695
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	400,000	409,403
Hess Midstream Operations LP(a)
03/01/2028	5.875%	38,000	38,209
10/15/2030	5.500%	38,000	37,298
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	225,000	207,657
NuStar Logistics LP
06/01/2026	6.000%	132,000	132,328
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	38,000	38,727
Sunoco LP(a)
05/01/2029	7.000%	66,000	67,566
05/01/2032	7.250%	62,000	64,047
07/01/2033	6.250%	85,000	84,998
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	45,000	46,034
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	134,000	135,082
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	75,044
08/15/2031	4.125%	115,000	104,481
11/01/2033	3.875%	219,000	188,483
Venture Global LNG, Inc.(a),(h),(i)
	9.000%	171,000	161,845
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	75,000	80,418
01/15/2030	7.000%	49,000	48,285
06/01/2031	8.375%	44,000	44,594
02/01/2032	9.875%	75,000	79,682
Western Midstream Operating LP
01/15/2029	6.350%	117,000	122,141
Williams Companies, Inc. (The)
08/15/2028	5.300%	505,000	515,926
Total			4,327,481
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	196,000	185,616
Oil Field Services 0.4%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	44,000	44,179
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	28,000	28,571
Nabors Industries Ltd.(a)
01/15/2028	7.500%	66,000	60,704
Nabors Industries, Inc.(a)
05/15/2027	7.375%	17,000	16,773
01/31/2030	9.125%	107,000	107,054
08/15/2031	8.875%	91,000	79,117
Noble Finance II LLC(a)
04/15/2030	8.000%	52,000	51,959
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	66,262	67,527
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	123,952	126,673
Transocean, Inc.(a)
05/15/2029	8.250%	23,000	22,460
05/15/2031	8.500%	96,000	93,356
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	83,000	84,427
Total			782,800
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	32,000	31,014

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	30,000	30,345
04/15/2030	6.625%	38,000	38,400
Total			99,759
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	41,878
02/01/2027	4.250%	105,000	102,222
06/15/2029	4.750%	86,000	81,958
07/15/2031	7.000%	58,000	59,577
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	73,000	71,284
05/15/2029	4.875%	32,000	29,947
02/01/2030	7.000%	29,000	29,225
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	18,000	18,449
02/15/2029	4.500%	15,000	14,188
04/01/2032	6.500%	51,000	50,926
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	19,573
Service Properties Trust(a)
11/15/2031	8.625%	42,000	44,302
XHR LP(a)
05/15/2030	6.625%	23,000	22,602
Total			586,131
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	191,000	162,757
Canpack SA/US LLC(a)
11/15/2029	3.875%	84,000	76,118
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	110,000	111,603
Clydesdale Acquisition Holdings, Inc.(a),(j)
04/15/2032	6.750%	110,000	110,720
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	96,000	94,560
08/15/2027	8.500%	39,000	38,840
Total			594,598
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	19,000	18,475
Pharmaceuticals 1.4%
1261229 BC Ltd.(a),(j)
04/15/2032	10.000%	216,000	214,887
1375209 BC Ltd.(a)
01/30/2028	9.000%	11,000	10,988
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
03/15/2029	4.800%	411,000	416,153
11/21/2029	3.200%	113,000	106,750
Amgen, Inc.
03/02/2063	5.750%	291,000	283,515
Bausch Health Companies, Inc.(a)
08/15/2027	5.750%	44,000	43,923
06/01/2028	4.875%	85,000	68,307
09/30/2028	11.000%	19,000	18,158
Gilead Sciences, Inc.
03/01/2026	3.650%	1,121,000	1,112,733
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	204,000	188,506
Jazz Securities DAC(a)
01/15/2029	4.375%	73,000	69,380
Organon Finance 1 LLC(a)
04/30/2028	4.125%	37,000	34,581
04/30/2031	5.125%	69,000	60,218
Total			2,628,099
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	104,000	100,383
10/15/2027	6.750%	169,000	168,479
04/15/2028	6.750%	90,000	90,374
11/01/2029	5.875%	59,000	56,829
01/15/2031	7.000%	78,000	78,312
10/01/2031	6.500%	41,000	40,302
10/01/2032	7.375%	10,000	10,057
AmWINS Group, Inc.(a)
02/15/2029	6.375%	61,000	61,467
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	36,000	36,732
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	74,000	75,492
AssuredPartners, Inc.(a)
01/15/2029	5.625%	85,000	84,813
02/15/2032	7.500%	22,000	23,494
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	199,000	190,785
HUB International Ltd.(a)
01/31/2032	7.375%	56,000	57,035
HUB International, Ltd.(a)
06/15/2030	7.250%	261,000	268,609
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	109,000	110,994
Ryan Specialty LLC(a)
08/01/2032	5.875%	94,000	92,850
Total			1,547,007
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.4%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	87,000	86,898
Norfolk Southern Corp.
06/15/2026	2.900%	273,000	268,276
08/01/2030	5.050%	304,000	310,468
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	131,000	131,638
Total			797,280
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	66,000	63,138
01/15/2028	4.375%	163,000	156,339
09/15/2029	5.625%	59,000	58,494
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	20,000	18,433
01/15/2030	6.750%	79,000	68,402
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	51,670
Total			416,476
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	14,000	13,115
02/15/2032	5.000%	44,000	39,854
Belron UK Finance PLC(a)
10/15/2029	5.750%	57,000	56,606
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	19,755
01/15/2030	6.375%	22,000	22,073
Hanesbrands, Inc.(a)
02/15/2031	9.000%	60,000	63,253
L Brands, Inc.(a)
10/01/2030	6.625%	38,000	38,565
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	32,000	30,012
08/01/2031	8.250%	35,000	36,346
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	27,184
Lowe’s Companies, Inc.
04/01/2052	4.250%	116,000	90,672
04/01/2062	4.450%	523,000	406,558
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	78,000	72,974
02/15/2029	7.750%	124,000	113,950
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	22,000	19,916
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	134,000	113,328
Total			1,164,161
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	68,000	66,450
01/15/2027	4.625%	58,000	57,149
02/15/2030	4.875%	49,000	46,860
Total			170,459
Technology 2.5%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	95,000	93,820
Block, Inc.
06/01/2026	2.750%	157,000	152,306
06/01/2031	3.500%	31,000	27,297
Block, Inc.(a)
05/15/2032	6.500%	103,000	104,085
Broadcom, Inc.
04/15/2028	4.800%	208,000	209,526
Broadcom, Inc.(a)
11/15/2036	3.187%	512,000	420,096
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	83,000	72,837
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	84,000	72,846
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	82,000	76,052
07/01/2029	4.875%	181,000	161,508
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	213,000	212,391
06/30/2032	8.250%	122,000	123,979
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	163,000	144,425
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	34,000	33,533
Entegris Escrow Corp.(a)
04/15/2029	4.750%	76,000	73,312
06/15/2030	5.950%	152,000	151,255
Gen Digital, Inc.(a)
04/01/2033	6.250%	62,000	61,806
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	183,000	190,537
HealthEquity, Inc.(a)
10/01/2029	4.500%	80,000	74,976
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	44,000	39,632

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	130,000	129,363
Intel Corp.
03/25/2050	4.750%	220,000	177,168
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	80,000	74,451
05/30/2029	9.500%	107,000	107,717
Iron Mountain, Inc.(a)
09/15/2027	4.875%	215,000	210,686
01/15/2033	6.250%	38,000	37,678
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	194,000	182,290
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	119,000	129,011
NCR Corp.(a)
10/01/2028	5.000%	98,000	94,284
04/15/2029	5.125%	27,000	25,711
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	168,000	145,717
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	191,109
Picard Midco, Inc.(a)
03/31/2029	6.500%	156,000	151,665
Seagate HDD
12/15/2029	8.250%	54,000	57,468
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	48,237
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	17,000	16,876
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	116,000	114,322
08/15/2032	6.750%	40,000	40,343
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	46,000	46,527
Synaptics, Inc.(a)
06/15/2029	4.000%	69,000	63,264
UKG, Inc.(a)
02/01/2031	6.875%	129,000	130,907
WEX, Inc.(a)
03/15/2033	6.500%	47,000	46,471
Zebra Technologies Corp.(a)
06/01/2032	6.500%	93,000	94,163
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	145,000	133,065
Total			4,944,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	46,000	44,725
02/15/2031	8.000%	97,000	94,611
ERAC USA Finance LLC(a)
11/01/2025	3.800%	28,000	27,853
05/01/2028	4.600%	393,000	394,101
Total			561,290
Wireless 0.3%
Altice France SA(a)
07/15/2029	5.125%	277,000	217,683
SBA Communications Corp.
02/15/2027	3.875%	17,000	16,539
02/01/2029	3.125%	112,000	102,153
Sprint Capital Corp.
11/15/2028	6.875%	88,000	93,951
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	51,000	43,910
07/15/2031	4.750%	164,000	142,974
Total			617,210
Wirelines 0.7%
Fibercop SpA(a)
07/18/2036	7.200%	12,000	11,625
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	76,000	80,048
03/15/2031	8.625%	64,000	68,205
Iliad Holding SAS(a)
10/15/2028	7.000%	103,000	104,271
Iliad Holding SASU(a)
04/15/2031	8.500%	71,000	74,372
04/15/2032	7.000%	56,000	56,198
Optics Bidco SpA(a)
06/04/2038	7.721%	43,000	43,231
Verizon Communications, Inc.
03/21/2031	2.550%	1,039,000	915,507
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	89,000	90,681
Total			1,444,138
Total Corporate Bonds & Notes (Cost $66,258,331)			65,806,666

Foreign Government Obligations(k),(l) 5.5%

Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%	235,000	185,744
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%		202,000	186,906
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		30,000	29,965
06/01/2027	5.250%		70,000	69,644
11/15/2028	8.500%		27,000	28,518
02/15/2030	9.000%		69,000	74,172
12/01/2031	7.000%		34,000	35,457
Total				237,756
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		250,000	169,869
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	207,491
Total				377,360
Colombia 0.7%
Colombia Government International Bond
06/15/2045	5.000%		300,000	202,384
05/15/2049	5.200%		473,000	316,198
Colombian TES
04/28/2028	6.000%	COP	4,280,000,000	909,801
Total				1,428,383
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	218,817
04/30/2044	7.450%		200,000	209,862
01/27/2045	6.850%		100,000	98,479
Total				527,158
Egypt 0.2%
Egypt Government International Bond(a)
05/29/2032	7.625%		237,000	204,289
01/31/2047	8.500%		250,000	188,722
Total				393,011
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		239,000	221,607
India Government Bond
02/06/2033	7.260%	INR	58,090,000	706,690
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	177,060
Total				1,105,357
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.5%
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	6,685,000,000	392,098
04/15/2039	8.375%	IDR	2,025,000,000	135,502
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	170,256
05/30/2044	6.450%		200,000	202,985
Total				900,841
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	353,000	357,376
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	186,586
Kuwait 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		200,000	199,821
Malaysia 0.1%
Petronas Capital Ltd.(a),(j)
04/03/2055	5.848%		200,000	202,343
Mexico 0.5%
Mexico Government International Bond
04/16/2030	3.250%		200,000	180,753
05/07/2036	6.000%		200,000	193,859
Petroleos Mexicanos
03/13/2027	6.500%		279,000	272,914
01/28/2031	5.950%		22,000	18,702
02/12/2048	6.350%		400,000	266,564
Total				932,792
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	149,949
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	206,864
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	156,156
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	189,633

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.2%
Romanian Government International Bond(a)
02/10/2037	7.500%		166,000	169,078
04/03/2049	4.625%	EUR	150,000	120,207
Romanian Government International Bond(a),(j)
07/11/2039	6.750%	EUR	130,000	138,633
Total				427,918
Saudi Arabia 0.3%
Gaci First Investment Co.(a)
10/13/2032	5.250%		300,000	301,306
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		453,000	396,659
Total				697,965
South Korea 0.3%
Korea Treasury Bond
03/10/2028	3.250%	KRW	939,380,000	649,966
Turkey 0.3%
Turkiye Government International Bond
02/12/2032	7.125%		570,000	559,912
United Arab Emirates 0.2%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	192,362
DP World Ltd.(a)
09/25/2048	5.625%		200,000	191,516
Total				383,878
Total Foreign Government Obligations (Cost $11,151,753)				10,643,675

Residential Mortgage-Backed Securities - Agency 34.8%

Fannie Mae REMICS(b),(m)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.760%		1,485,321	147,241
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.546%		2,027,107	210,626
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.746%		2,083,116	246,797
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	1,244,218	1,089,346
06/01/2052	3.500%	3,240,625	2,947,315
09/01/2052- 10/01/2053	5.000%	1,887,129	1,884,891
12/01/2053	5.500%	902,012	910,359
12/01/2053	6.000%	868,270	894,231
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.083%	364,420	33,802
Federal Home Loan Mortgage Corp. REMICS(m)
CMO Series 5051 Class KI
12/25/2050	2.500%	1,513,337	230,058
CMO Series 5192 Class PI
10/25/2051	2.500%	1,505,376	172,340
CMO Series 5198 Class KI
02/25/2052	3.000%	1,091,444	196,496
Federal National Mortgage Association
11/01/2051- 05/01/2052	3.000%	8,835,898	7,715,700
05/01/2052- 09/01/2052	3.500%	5,097,038	4,660,965
07/01/2052	4.500%	1,474,058	1,412,732
10/01/2053	5.000%	1,175,073	1,155,069
10/01/2053	5.500%	902,031	910,377
Federal National Mortgage Association(d),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	773,737	8
Federal National Mortgage Association(m)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	524,973	74,554
CMO Series 2021-3 Class TI
02/25/2051	2.500%	1,991,034	337,057
Federal National Mortgage Association(b),(m)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.696%	197,591	23,540
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.546%	360,012	42,787
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	1.646%	266,502	30,858
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.696%	569,909	69,308
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.696%	256,833	32,503
Federal National Mortgage Association REMICS(b),(m)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	1.360%	4,184,468	234,145
Freddie Mac REMICS(m)
CMO Series 5287 Class NI
05/25/2051	3.500%	1,048,247	184,792
Freddie Mac REMICS(b),(m)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	1.537%	2,556,259	267,636
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	5.340%	1,290,302	1,318,295
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	5.340%	2,477,036	2,514,837
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	5.340%	990,976	998,612
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.097%	500,000	503,581
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	544,999	32,086
CMO Series 2020-138 Class GI
09/20/2050	3.000%	633,747	101,219
CMO Series 2021-140 Class IW
08/20/2051	3.500%	886,672	172,475
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,071,189	152,056
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,262,150	237,113
CMO Series 2021-89 Class IO
05/20/2051	3.000%	925,659	144,622
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	1.666%	320,557	39,273
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.766%	271,169	32,739
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	1.816%	286,324	33,662
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.766%	476,981	56,358
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.716%	692,302	88,061
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.666%	378,719	42,946
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	1.666%	326,628	44,479
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.766%	614,847	72,870
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.616%	678,687	81,398

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.616%	217,911	24,758
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.616%	532,859	52,876
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.616%	442,502	50,901
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.716%	346,755	39,320
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.716%	345,961	38,500
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.766%	1,467,190	198,789
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	1.616%	1,073,851	130,368
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.166%	963,305	147,677
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.616%	1,174,611	127,163
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.866%	987,469	139,548
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.866%	1,748,917	233,729
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	1.706%	2,113,644	245,842
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	1.606%	734,551	85,432
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	2.456%	1,833,285	239,241
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.616%	1,953,362	247,034
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.616%	1,064,346	120,835
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	1.716%	1,808,170	236,301
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	1.716%	2,160,270	276,539
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.616%	1,786,731	222,250
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	1.346%	1,279,919	116,617
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	1.406%	2,222,049	208,800
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.766%	1,922,344	237,843
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	1.616%	2,069,847	254,332
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	1.606%	1,962,930	167,857
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.306%	1,976,951	251,940
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.766%	1,870,825	208,800
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.866%	2,343,016	292,787
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.906%	3,490,889	251,032
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	2.606%	3,421,195	410,178
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	1.654%	1,470,541	154,872
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.956%	1,916,927	137,992
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.906%	952,547	121,344
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.906%	1,442,432	205,562
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.306%	2,165,663	251,337
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	0.956%	1,997,972	142,263
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.262%	870,000	869,513
Government National Mortgage Association TBA(j)
04/21/2055	3.000%	2,000,000	1,771,251
Uniform Mortgage-Backed Security TBA(j)
04/16/2040- 04/14/2055	3.000%	2,000,000	1,812,437
04/14/2055	3.500%	1,000,000	901,802
04/14/2055	4.000%	8,000,000	7,453,698
04/14/2055	4.500%	5,000,000	4,782,337
04/14/2055	5.000%	2,000,000	1,960,101
04/14/2055	5.500%	4,000,000	3,994,683
04/14/2055	6.000%	5,000,000	5,078,210
Total Residential Mortgage-Backed Securities - Agency (Cost $68,177,086)			67,676,906

Residential Mortgage-Backed Securities - Non-Agency 9.4%

A&D Mortgage Trust(a),(h)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	455,040	460,165
Antler Mortgage Trust(a),(d)
CMO Series 2024-RTL1
05/25/2026	9.487%	21,162	21,246

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CAFL Issuer LLC(a),(h)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	118,076	117,831
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.454%	203,066	202,746
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.590%	300,000	318,167
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.340%	600,000	645,245
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.390%	300,000	320,629
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	200,000	188,074
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	250,000	226,222
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.090%	450,000	470,675
Freddie Mac Structured Agency Credit Risk Debt Notes(m)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	22,671,565	166,557
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	40,657,991	122,015
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	40,657,991	155,907
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	500,000	403,444
GITSIT Mortgage Loan Trust(a),(h)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	572,667	572,507
LHOME Mortgage Trust(a),(h)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	450,000	454,190
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	200,000	202,246
MFA Trust(h)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	1,353,785	1,357,593
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	124,657	123,144
NYMT Loan Trust(a),(h)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	450,000	453,199
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.340%	132,962	133,815
OBX Trust(a),(h)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	293,556	295,491
OSAT Trust(a),(h)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	210,697	198,408
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	272,671	269,309
Preston Ridge Partners Mortgage(a),(h)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	207,384	207,417
Preston Ridge Partners Mortgage Trust(a),(h)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	350,000	331,730
PRET LLC(a),(h)
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	460,015	460,574
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	474,153	476,296
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	792,087	797,088
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	621,358	625,627
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	350,000	352,616
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	519,143	519,082
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	547,746	553,056
Pretium Mortgage Credit Partners(a),(h)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.981%	207,232	207,025
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	118,429	117,798
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(h)
CMO Series 2024-7 Class A1
12/25/2029	5.870%	640,914	640,392
CMO Series 2024-8 Class A1
12/25/2029	5.897%	380,013	382,244
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.490%	400,000	402,469
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	7.251%	250,000	252,187
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	697,173	697,166
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	650,000	649,623
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	9.935%	250,000	256,615
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	353,734	349,708
Vericrest Opportunity Loan Transferee(a),(h)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	128,909	128,634
Vericrest Opportunity Loan Transferee XCIII LLC(a),(h)
CMO Series 2021-NPL2 Class A1
02/27/2051	5.893%	49,320	49,298
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	376,283
CMO Series 2023-1 Class M1
12/25/2067	6.887%	1,000,000	1,000,315
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	282,030
Visio Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	185,071
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	93,883
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $18,070,217)			18,273,052

Senior Loans 9.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.5%
Aretec Group, Inc.(b),(n)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.825%	149,625	148,229
Focus Financial Partners LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.075%	122,420	121,120
Jefferies Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.319%	130,319	129,775
June Purchaser LLC(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 1.625% 11/28/2031	1.625%	19,286	19,295
June Purchaser LLC(b),(n)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.467%	115,714	115,769
Osaic Holdings, Inc.(b),(n),(o)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.825%	149,625	148,388
Russell Investments US Institutional Holdco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.291%	156,716	151,165
VFH Parent LLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.825%	62,121	62,083
Total			895,824
Building Materials 0.3%
Cornerstone Building Brands, Inc.(b),(n)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.819%	33,537	27,512
Gulfside Supply, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.299%	140,821	139,413
Johnstone Supply LLC(b),(n),(o)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.822%	49,875	49,157

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LBM Acquisition LLC (b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.175%	49,625	45,667
Madison Safety & Flow LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.075%	25,956	25,900
Quikrete Holdings, Inc.(b),(n)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.575%	52,757	52,111
Specialty Building Products Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.175%	118,141	111,872
White Cap Supply Holdings LLC(b),(n)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.575%	99,750	96,544
Total			548,176
Cable and Satellite 0.2%
Sunrise Financing Partnership(b),(n)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.783%	118,267	116,958
Virgin Media Bristol LLC(b),(n)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.684%	300,000	293,760
Total			410,718
Chemicals 0.5%
A-AP Buyer, Inc.(b),(c),(n)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.075%	33,666	33,497
Ineos US Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.325%	477,486	457,790
Olympus Water US Holding Corp.(b),(n)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.299%	275,410	270,676
Rockpoint Gas Storage Partners LP(b),(n),(o)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.299%	164,963	164,426
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USALCO LLC(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% Floor 0.500% 09/30/2031	1.000%	4,793	4,788
USALCO LLC(b),(n)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.299%	46,406	46,356
Total			977,533
Consumer Cyclical Services 0.5%
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.675%	478,750	468,055
Ensemble RCM LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.291%	69,784	69,663
Fleet Midco I Ltd.(b),(c),(n)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.055%	37,312	37,172
OMNIA Partners LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.050%	149,250	148,132
PG Polaris Bidco SARL(b),(n)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.299%	112,219	112,126
Raven Acquisition Holdings LLC(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	10,877	10,737
Raven Acquisition Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.575%	152,281	150,313
Total			996,198
Consumer Products 0.0%
SRAM LLC(b),(n)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	6.572%	53,185	52,653
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.3%
Dynamo Midco BV(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/30/2031	7.798%	59,850	59,850
Madison IAQ LLC(b),(n),(o)
Term Loan
3-month Term SOFR + 3.250% 03/26/2032	7.569%	109,091	108,000
TK Elevator Midco GmbH(b),(n)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	7.737%	477,972	476,351
Total			644,201
Electric 0.7%
Alpha Generation LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.075%	51,913	51,856
Calpine Corp.(b),(n)
Term Loan
1-month Term SOFR + 1.750% 02/15/2032	6.075%	358,974	357,643
Carroll County Energy LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.549%	106,985	106,691
Compass Power Generation LLC(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.075%	49,332	49,316
Constellation Renewables LLC(b),(n)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	6.563%	420,098	419,178
Cornerstone Generation(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	150,000	149,844
Hamilton Projects Acquiror LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/31/2031	7.325%	111,628	111,384
South Field Energy LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	37,307	37,225
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	2,326	2,321
Total			1,285,458
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC (b),(n),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.575%	150,000	149,250
GFL Environmental Services, Inc.(b),(n)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.819%	150,000	148,350
Northstar Group Services, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	9.075%	103,022	103,408
Tidal Waste & Recycling Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 10/24/2031	7.799%	60,000	59,944
Total			460,952
Finance Companies 0.0%
Red SPV LLC(b),(n)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.575%	52,500	52,106
Food and Beverage 0.7%
A-AG US GSI Bidco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.299%	108,333	108,062
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.325%	300,000	299,688
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.325%	486,344	485,634
Aspire Bakeries Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.575%	149,246	149,246

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG PPC Parent LLC(b),(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.439%	60,636	60,484
Golden State Foods LLC(b),(n)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.564%	102,121	102,313
Primary Products Finance LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.546%	67,501	66,995
Total			1,272,422
Gaming 0.4%
Caesars Entertainment, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.563%	412,061	408,970
ECL Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.825%	144,219	143,814
HRNI Holdings LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.675%	140,476	139,657
Total			692,441
Health Care 0.6%
Auris Luxembourg III SARL(b),(n)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	122,113	121,808
Cotiviti Holdings, Inc.(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/29/2032	7.077%	150,000	146,438
ICON PLC(b),(n)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.299%	98,879	99,092
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.299%	24,636	24,689
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP(b),(n)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.575%	412,421	411,476
Parexel International, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.825%	149,235	148,819
Southern Veterinary Partners LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/04/2031	7.575%	77,586	77,323
Surgery Center Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.072%	148,500	148,208
Total			1,177,853
Home Construction 0.0%
TECTA America Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.325%	38,372	38,046
Independent Energy 0.0%
Hilcorp Energy I LP(b),(n)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.322%	60,000	59,850
Leisure 0.6%
Alterra Mountain Co.(b),(n)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.075%	297,739	296,994
Bulldog Purchaser, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.046%	48,632	48,440
Carnival Corp.(b),(n)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.325%	161,108	160,665
1-month Term SOFR + 2.000% 10/18/2028	6.325%	385,842	384,997
Crown Finance US, Inc.(b),(n)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.573%	127,181	126,363
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UFC Holdings LLC(b),(n)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.580%	149,625	149,157
Total			1,166,616
Media and Entertainment 0.3%
Cengage Learning, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.826%	198,503	196,670
Plano Holdco, Inc.(b),(c),(n)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.799%	36,486	36,304
Playtika Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.189%	296,144	292,925
Total			525,899
Midstream 0.1%
Epic Crude Services LP(b),(n)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.302%	31,579	31,523
NGP XI Midstream Holdings LLC(b),(c),(n)
Term Loan
3-month Term SOFR + 3.500% 07/25/2031	7.799%	89,775	89,326
Total			120,849
Oil Field Services 0.2%
Goodnight Water Solutions Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 4.500% 06/04/2029	8.825%	143,216	142,858
MRC Global US, Inc.(b),(n)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.931%	150,000	149,625
Total			292,483
Other Financial Institutions 0.1%
Acuren Delaware Holdco, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.075%	37,313	36,963
BCP VI Summit Holdings LP(b),(n)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.825%	51,562	51,476
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Opal US LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/31/2032		150,000	149,250
Total			237,689
Other Industry 0.4%
Brand Industrial Services, Inc.(b),(n)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.791%	762,731	719,934
Grant Thornton Advisors LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	7.075%	149,251	148,365
Total			868,299
Other REIT 0.0%
OEG Borrower LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.795%	55,278	55,140
Packaging 0.3%
Anchor Packaging LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.575%	164,209	163,969
Clydesdale Acquisition Holdings, Inc.(b),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 03/27/2032	7.571%	2,577	2,562
Tranche B Term Loan
3-month Term SOFR + 3.250% 03/27/2032	7.571%	73,711	73,282
Flint Group Packaging Inks North America Holdings LLC(b),(n)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.652%	127,107	13,982
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.802%	169,050	162,570
LC Ahab US Bidco LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.325%	149,624	148,315
Total			564,680

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.069%	37,312	37,059
AssuredPartners, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.825%	324,959	325,167
Asurion LLC(b),(n)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.689%	325,505	324,844
Broadstreet Partners, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.325%	493,769	489,053
Truist Insurance Holdings LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.049%	72,782	72,236
Total			1,248,359
Restaurants 0.4%
Dave & Busters, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	149,625	130,268
IRB Holding Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.825%	297,754	295,693
Whatabrands LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.825%	297,738	296,262
Total			722,223
Retailers 0.3%
Belron Finance 2019 LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.052%	100,582	100,267
Great Outdoors Group LLC(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.575%	491,135	489,294
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	6.825%	49,501	48,196
Total			637,757
Technology 1.6%
Ahead DB Holdings LLC(b),(n)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/01/2031	7.299%	149,248	148,805
Applied Systems, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.750% 02/24/2031	7.049%	149,250	149,117
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/15/2029	7.325%	438,428	432,264
Avaya, Inc.(b),(n)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.825%	106,036	83,609
BCPE Pequod Buyer, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.500% 11/25/2031	7.791%	78,750	78,441
Boxer Parent Co., Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.291%	116,667	114,499
Central Parent LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.549%	298,500	255,441
Fortress Intermediate 3, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.750% 06/27/2031	8.075%	149,250	148,784
ICON Parent I, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.315%	67,241	66,679
Leia Finco US LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.535%	116,667	115,354
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lummus Technology Holdings V LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.325%	33,702	33,593
McAfee Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.323%	297,744	283,676
Mitchell International, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.575%	140,366	138,558
Nielsen Consumer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.825%	149,625	148,952
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.175%	327,785	291,165
Project Boost Purchaser LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.299%	24,821	24,662
Proofpoint, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.325%	149,622	149,015
Storable, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.575%	49,342	49,018
Thunder Generation Funding LLC(b),(n)
Term Loan
3-month Term SOFR + 2.000% 10/03/2031	7.303%	93,972	93,855
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	42,536	42,423
Ultra Clean Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.575%	89,719	89,682
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Virtusa Corp.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.575%		148,500	148,083
Total				3,085,675
Transportation Services 0.1%
Apple Bidco LLC(b),(n),(o)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.825%		118,182	117,184
Total Senior Loans (Cost $19,511,788)				19,207,284

Treasury Bills(k) 0.3%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.3%
Egypt Treasury Bills
06/17/2025	27.220%	EGP	20,100,000	375,616
07/15/2025	27.060%	EGP	10,400,000	190,669
Total				566,285
Total Treasury Bills (Cost $565,925)				566,285

U.S. Treasury Obligations 1.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%		200,000	185,219
07/31/2028	1.000%		200,000	182,015
05/15/2032	2.875%		2,905,000	2,687,579
Total U.S. Treasury Obligations (Cost $3,280,293)				3,054,813

Call Option Contracts Purchased 0.4%
Value ($)
(Cost $1,387,554)	728,751

Put Option Contracts Purchased 0.0%

(Cost $70,650)	87

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)

Money Market Funds 6.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(q),(r)	12,274,404	12,271,949
Total Money Market Funds (Cost $12,270,536)		12,271,949
Total Investments in Securities (Cost: $224,716,532)		221,868,622
Other Assets & Liabilities, Net		(27,392,321)
Net Assets		194,476,301
At March 31, 2025, securities and/or cash totaling $1,649,164 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
109,000 EUR	117,961 USD	Morgan Stanley	04/11/2025	42	—
463,000 EUR	485,357 USD	Morgan Stanley	04/11/2025	—	(15,528)
Total				42	(15,528)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	130	06/2025	USD	26,932,344	168,280	—
U.S. Treasury 5-Year Note	19	06/2025	USD	2,054,969	29,804	—
U.S. Treasury Ultra Bond	15	06/2025	USD	1,833,750	15,033	—
Total					213,117	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(102)	06/2025	USD	(11,962,688)	—	(248,087)
U.S. Treasury 10-Year Note	(67)	06/2025	USD	(7,451,656)	—	(102,204)
Total					—	(350,291)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,000,000	3,000,000	3.80	04/10/2025	92,100	17,915
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,000,000	3,000,000	3.60	05/08/2025	51,000	15,494
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	2,000,000	2,000,000	3.25	08/19/2025	61,300	11,961
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	7,808,000	7,808,000	3.20	10/07/2025	167,091	57,443
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	15,975,213	15,975,213	3.60	02/03/2026	252,808	352,568
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	12,400,000	12,400,000	3.15	09/05/2025	389,050	67,272
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	6,100,000	6,100,000	2.90	09/22/2025	123,067	21,538
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	5,000,000	5,000,000	4.00	05/07/2025	104,500	79,771
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,500,000	7,500,000	3.50	05/08/2025	65,063	27,949
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,787,632	7,787,632	3.30	12/12/2025	81,575	76,840
Total							1,387,554	728,751

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	3,000,000	3,000,000	4.50	04/16/2025	70,650	87

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(12,400,000)	(12,400,000)	2.65	09/05/2025	(187,550)	(21,514)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	2,100,000	798,767	—	—	798,767	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	66,752	(292)	119,095	—	—	(52,635)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	300,000	56,909	(175)	78,066	—	—	(21,332)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	26,701	(117)	28,571	—	—	(1,987)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	26,701	(116)	6,317	—	20,268	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	56,702	(187)	71,472	—	—	(14,957)
Total							233,765	(887)	303,521	—	20,268	(90,911)

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	18.650	USD	500,000	(99,850)	292	—	(101,441)	1,883	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	18.650	USD	500,000	(99,850)	292	—	(78,579)	—	(20,979)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	29.908	USD	199,401	(34,357)	116	—	(38,369)	4,128	—
Total								(234,057)	700	—	(218,389)	6,011	(20,979)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	3.778	USD	9,500,000	(62,063)	—	—	—	(62,063)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.340%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $82,590,246, which represents 42.47% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)	Valuation based on significant unobservable inputs.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(i)	Perpetual security with no specified maturity date.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	Represents a security purchased on a forward commitment basis.
(p)
At March 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 1.625%	19,286
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	10,877
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	4,793

(q)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(r)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	10,513,936	21,569,459	(19,811,545)	99	12,271,949	626	106,035	12,274,404
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

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1QT7026_12_D01_(05/25)